RECURRING FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
RECURRING FAIR VALUE MEASUREMENTS
Schedule of Company's gross holding gains and fair value of held-to-maturity securities

The following table presents information about the Company’s gross holding gains and fair value of held-to-maturity securities at September 30, 2022 and December 31, 2021:

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Gain	Fair Value
September 30, 2022	U.S. Treasury Bill (Matures on 10/06/2022)	1	$277,138,779	$9,566	$277,148,345

December 31, 2021	U.S. Treasury Bill (Matures on 01/06/2022)	1	$276,079,635	$1,273	$276,080,908

Schedule of Company's assets and liabilities that were measured at fair value on a recurring basis

	Level 1	Level 2	Level 3
Liabilities:
Private Placement Warrants	$—	$—	$356,053
Public Warrants	$—	$605,360	$—

	Level 1	Level 2	Level 3
Liabilities:
Private Placement Warrants	$—	$—	$2,692,800
Public Warrants	$4,692,000	$—	$—

	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account - U.S. Treasury Securities(1)	$276,079,687	$—	$—
Liabilities:
Private Placement Warrants	$—	$—	$2,692,800
Public Warrants	$4,692,000	$—	$—
(1)	Matures January 6, 2022.

Schedule of key inputs

	December 31,	September 30,
Input	2021	2022
Risk-free interest rate	1.26%	4.04%
Expected term (years)	5.0	5.39
Expected volatility	10.50%	6.9%
Dividend rate	0.0%	0.0%
Exercise price	$11.50	$11.50
Market implied likelihood of IBC	—%	6.9%

		February 11, 2021
	December 31,	(initial
Input	2021	measurement date)
Risk-free interest rate	1.26%	0.46%
Expected term (years)	5.0	5.0
Expected volatility	10.50%	23.0%
Dividend rate	0.0%	0.00%
Exercise price	$11.50	$11.50

Schedule of reconciliation of changes in fair value of the assets and liabilities classified as level 3

The following table provides a reconciliation of changes in fair value of the beginning and ending balances for the Company’s assets and liabilities classified as level 3 for the three and nine months ended September 30, 2022 and September 30, 2021.

Fair Value at December 31, 2021	$2,692,800
Change in fair value	(1,100,880)
Fair Value at March 31, 2022	1,591,920
Change in fair value	(793,893)
Fair Value at June 30, 2022	798,027
Change in fair value	(441,974)
Fair Value at September 30, 2022	$356,053

Fair Value at issuance February 11, 2021	$18,028,933
Change in fair value	(7,166,800)
Fair Value at March 31, 2021	10,862,133
Public Warrants reclassified to level 2	(9,200,000)
Issuance of Private Placement Warrants upon conversion of Working Capital Loans	68,000
Change in fair value	3,655,467
Fair Value at June 30, 2021	5,385,600
Change in fair value	(2,270,400)
Fair Value at September 30, 2021	$3,115,200

Fair value at issuance February 11, 2021	$18,028,933
Public Warrants reclassified to level 1(1)	(9,200,000)
Issuance of Private Placement Warrants upon conversion of Working Capital Loans	68,000
Change in fair value	(6,204,133)
Fair Value at December 31, 2021	2,692,800

(1)Assumes the Public Warrants were reclassified on June 30, 2021.